UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock

# Bond Fund

**Annual Report**

5.31.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 26

Notes to financial
statements
page 35

Trustees and officers
page 49

For more information
page 56

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months. Positive economic news, better-than-expected corporate earnings growth, buoyant global economies, and increased merger and acquisitions activity served to overcome concerns about inflation, high energy costs, a housing slowdown and the troubled subprime mortgage market. Even with a sharp, albeit brief, decline during the period, the broad stock market, as measured by the Standard & Poor’s 500 Index, returned 22.79% for the year ended May 31, 2007.

This environment also led the Federal Reserve Board to hold short-term interest rates steady, and fixed-income securities also produced positive results. The broad Lehman Brothers Aggregate Bond Index returned 6.66% for the year, while high-yield corporate bonds remained the best performers, reflecting the favorable credit environment and strong demand for yield.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. Investors are also dealing with heightened uncertainty about the direction of interest rates. Inflation data at the end of the period caused anxiety that the Fed would not cut interest rates any time soon, as had previously been expected.

It may also be time to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance and may now represent a larger percentage of your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of May 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income consistent with prudent investment risk by investing at least 80% of its assets in a diversified portfolio of bonds and other debt securities, including corporate bonds and U.S. government and agency securities.

Over the last twelve months

► The bond market posted positive results amid a slowing economy and a stable interest rate policy from the Federal Reserve.

► High-yield corporate bonds produced the best returns, while Treasury bonds lagged.

► The Fund outperformed its benchmark index and peer group average thanks to its exposure to high-yield corporate bonds and commercial mortgage-backed securities.

Top 10 issuers

Federal National Mortgage Assn.	23.7%	Goldman Sachs Group, Inc.	2.0%

Federal Home Loan Mortgage Corp.	10.5%	Bear Stearns Cos. Inc. (The)	1.7%

U.S. Treasury	4.5%	GMAC	1.6%

JPMorgan Chase	3.2%	Morgan Stanley	1.6%

Bank of America	3.0%	Merrill Lynch & Co., Inc.	1.3%

As a percentage of net assets on May 31, 2007.

Managers’ report

John Hancock

Bond Fund

The U.S. bond market posted positive results for the year ended May 31, 2007. The economic environment was favorable for bonds — the U.S. economy slowed significantly during the period as economic growth fell from a 5.6% annual rate in the first quarter of 2006 to a 0.6% annual rate in the first quarter of 2007. The main factor behind the economic weakness was a severe slump in the housing market, which subsequently spread to other segments of the economy.

Despite the economic slowdown, the Federal Reserve held short-term interest rates steady over the last 11 months, following 17 rate hikes in a two-year period ending in June 2006. Inflation stayed above the Fed’s comfort level as energy prices remained stubbornly high, in part because of improving economic conditions overseas. Consequently, market participants pushed back their expectations of a Fed rate cut to the end of 2007.

Although bond yields fluctuated moderately in response to the slowing economy, energy price volatility and financial woes in the subprime lending industry, yields were relatively stable overall. For the one-year period, Treasury bond yields fell slightly, producing modest price gains, but remained roughly equal across the maturity spectrum. For example, the two-year Treasury note yield fell from 5.03% to 4.91%, while the 10-year Treasury yield declined from 5.12% to 4.89% .

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Freeport-McMoRan	▲	Convertible bonds rallied along with copper and gold prices

Emerging-market	▲	A small position in foreign high yield bonds, particularly in Brazil and
debt		Mexico, boosted performance

NOVA Chemicals	▼	Struggled with increased competition and higher raw materials costs

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Howard C. Greene, CFA, Barry H. Evans, CFA and Jeffrey N. Given, CFA

By a wide margin, high-yield corporate bonds were the best performers, posting double-digit gains for the one-year period. Strong demand for yield and resilient credit quality helped boost the high yield segment of the market. Investment-grade corporate bonds and mortgage-backed securities also fared well, benefiting from their relatively high yields, while Treasury and government agency bonds lagged.

“The U.S. bond market posted
positive results for the year
ended May 31, 2007. The
economic environment was
favorable for bonds…”

Fund performance

For the year ended May 31, 2007, John Hancock Bond Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 7.08%, 6.33%, 6.33%, 7.53% and 6.38%, respectively, at net asset value. The Fund outperformed the 6.47% return of the Lehman Government/Credit Bond Index and the 6.21% average return of the Morningstar, Inc. intermediate-term bond category.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

QUALITY
DISTRIBUTION[2]
AAA	58%
AA	4%
A	7%
BBB	12%
BB	8%
B	8%
CCC	1%

High-yield, CMBS exposure added value

The portfolio’s outperformance of its benchmark index and Morningstar peer group average was driven in large part by our position in high-yield corporate bonds, which outperformed substantially over the past year. Although our overall exposure to corporate bonds was largely unchanged during the period, we reduced our holdings of investment-grade corporate securities and added more lower-quality corporate bonds to the portfolio.

Bond Fund

We cut back on our investment-grade holdings because of concerns about “event risk” — leveraged buy-outs, special dividends and other actions that favor stockholders over bondholders. In contrast, event risk has little impact on the lower-quality segment of the market — private equity firms are hesitant to pursue debt-financed acquisitions of companies that already have a significant amount of debt. In addition, we believed solid economic fundamentals and healthy earnings growth would provide a favorable backdrop for high yield bonds.

An increased position in commercial mortgage-backed securities (CMBS) also provided a lift to portfolio performance. We viewed CMBS as an alternative to investment-grade corporate bonds — CMBS offered similar yields and better credit quality than many A- and BBB-rated corporate bonds of comparable maturity, but without the event risk associated with the corporate market.

We significantly reduced our position in Treasury bonds to make room for the increase in CMBS. Treasury securities now make up less than 5% of the portfolio.

Individual winners and losers

Within the corporate sector, our individual security selection added value during the period. The portfolio’s best performer was Provident Financing Trust I, a unit of disability insurer UnumProvident. During  the period, UnumProvident slowly and steadily turned around its operations after several years of poor performance. We owned some of the company’s subordinated debt, which enjoyed the biggest rebound as UnumProvident’s fortunes improved.

SECTOR DISTRIBUTION[2]

Government — U.S.
agency	35%
Mortgage bonds	24%
Financials	15%
Consumer discretionary	5%
Government — U.S.	4%
Utilities	4%
Materials	3%
Telecommunication
services	2%
Industrials	2%
Energy	2%
Consumer staples	1%
Health care	1%

Diagnostic services provider Alliance Imaging, Inc. was another top performer, benefiting from its strategy of partnering with hospitals to provide MRI services. Metallurg Holdings, Inc., which makes chemical compounds that strengthen steel, rose amid robust global demand for steel. We also enjoyed strong results from our positions in bonds backed by Native American casinos.

Our weakest performer during the period was KN Capital Trust, which is part of energy distributor Kinder Morgan.

Bond Fund

A management-led leveraged buyout of Kinder Morgan weighed on these bonds.

“The portfolio’s outperformance
of its benchmark index and
Morningstar peer group average
was driven in large part by our
position in high-yield corporate
bonds, which outperformed
substantially…”

Shifting the maturity structure

Over the past year, we made some changes to the maturity structure of the portfolio. We sold some of our longer-term bonds, primarily those maturing in 15 years or more, and we also reduced our holdings of bonds maturing in less than five years. We shifted these assets into the intermediate-term segment of the bond market, with maturities ranging from 7 to 10 years (many of the CMBS we added to the portfolio were in this maturity range).

This positioning typically outperforms when the gap between short- and long-term bond yields widens. However, the yield curve remained flat — that is, yields remained compressed across all maturities — so our strategy had little impact on portfolio performance.

Outlook

We anticipate a relatively stable environment as we move into the second half of 2007. The economy has shown signs of resilience in recent months, and this “growth scare” is likely to keep the Fed on hold, possibly through the end of the year. As a result, we expect bond yields to remain in a fairly narrow range in the coming months, and the yield curve should stay flat. Longer term, however, we should see a steeper yield curve as the relationship between short- and long-term yields returns to its historical norm.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on May 31, 2007.

Bond Fund

A look at performance

For the periods ended May 31, 2007

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	5-31-07

A	11-9-73	2.28%	4.19%	5.35%	—	2.28%	22.81%	68.38%	—	4.78%

B	11-23-93	1.33	4.08	5.25	—	1.33	22.16	66.86	—	4.31

C	10-1-98	5.33	4.42	—	4.26%	5.33	24.16	—	43.55%	4.30

I1	9-4-01	7.53	5.61	—	5.40	7.53	31.35	—	35.25	5.45

R1[1]	8-5-03	6.38	—	—	4.29	6.38	—	—	17.43	4.40

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Bond Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Bond Fund
Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government/Credit Bond Index.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index

B2	5-31-97	$16,686	$16,686	$18,294

C2	10-1-98	14,355	14,355	15,382

I3	9-4-01	13,525	13,525	13,258

R1[3]	8-5-03	11,743	11,743	11,632

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of May 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2006, with the same investment held until May 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 12-1-06	on 5-31-07	ended 5-31-07[1]

Class A	$1,000.00	$1,011.30	$5.21

Class B	1,000.00	1,007.80	8.71

Class C	1,000.00	1,007.80	8.71

Class I	1,000.00	1,013.50	3.05

Class R1	1,000.00	1,007.70	9.00

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Bond Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2006, with the same investment held until May 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 12-1-06	on 5-31-07	ended 5-31-07[1]

Class A	$1,000.00	$1,019.75	$5.24

Class B	1,000.00	1,016.26	8.75

Class C	1,000.00	1,016.26	8.74

Class I	1,000.00	1,021.90	3.07

Class R1	1,000.00	1,015.97	9.03

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.74%, 1.74%, 0.61% and 1.80% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Bond Fund

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 5-31-07

This schedule is divided into five main categories: bonds, preferred stocks, tranche loans,
U.S. government and agencies securities and short-term investments. Bonds, preferred stocks, tranche loans and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 56.98%					$546,100,974

(Cost $542,638,236)

Aerospace & Defense 0.10%					930,800

TransDigm, Inc.,
Sr Sub Note (S)	7.750%	07-15-14	B–	$895	930,800

Agricultural Products 0.18%					1,745,800

Chaoda Modern Agriculture
(Holdings) Ltd.,
Gtd Sr Note (Cayman Islands) (S)	7.750	02-08-10	BB	1,720	1,745,800

Airlines 0.65%					6,235,131

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A–	951	979,273
Pass Thru Ctf Ser 2000-2
Class B (L)	8.307	04-02-18	BB–	1,260	1,313,427
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	845	836,681

Delta Air Lines, Inc.,
Sr Pass Thru Ctf Ser 2002-1	6.417	07-02-12	AAA	3,030	3,105,750

Apparel, Accessories & Luxury Goods 0.09%					850,750

Hanesbrands, Inc.,
Sr Note (S)	8.735	12-15-14	B–	820	850,750

Asset Management & Custody Banks 0.41%					3,883,801

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	4,005	3,883,801

Broadcasting & Cable TV 0.98%					9,394,318

Comcast Cable Holdings LLC,
Deb	9.800	02-01-12	BBB+	1,720	2,002,489

Nexstar Finance, Inc.,
Gtd Sr Sub Note	7.000	01-15-14	CCC+	1,290	1,312,575

Rogers Cable, Inc.,
Sr Sec Note (Canada)	6.750	03-15-15	BB+	1,705	1,779,904

Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,790	1,897,400

XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	2,390	2,401,950

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming 1.99%					$19,025,821

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000%	11-15-13	BB–	$570	589,950

Fontainbleau Las Vegas
Holdings LLC,
Note (M)(S)	10.250	06-15-15	CCC+	1,070	1,102,100

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	1,970	2,053,725

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,970,800

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	1,250	1,177,413

Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,050	1,063,125

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,668,769
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	1,090	1,152,675

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	815	916,875

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB–	2,260	2,178,572

Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	2,210	2,254,200

Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125	09-15-14	B	2,085	2,126,700

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB–	729	770,917

Commodity Chemicals 0.34%					3,227,813

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	2,320	2,320,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B–	875	907,813

Consumer Finance 0.58%					5,545,963

GMAC LLC,
Note	6.750	12-01-14	BB+	1,875	1,868,989
Sr Note	6.000	12-15-11	BB+	1,750	1,705,904

HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15
then variable)	5.911	11-30-35	A	2,000	1,971,070

Department Stores 0.22%					2,103,058

JC Penney Corp., Inc.,
Deb	8.125	04-01-27	BBB–	2,045	2,103,058

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks 2.84%					$27,232,461

Banco Macro SA,
Note (Argentina) (S)	8.500%	02-01-17	B2	$1,875	1,884,375

Banco Mercantil del Norte SA,
Sub Note (Mexico) (S)	6.862	10-13-21	Baa2	2,540	2,578,186

Bancolombia SA,
Sub Bond (Colombia) (L)	6.875	05-25-17	Baa3	1,260	1,258,110

Bank of New York,
Cap Security (S)	7.780	12-01-26	A–	4,100	4,263,533

Chuo Mitsui Trust & Banking
Co., Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (S)	5.506	12-15-49	Baa1	2,530	2,424,808

HBOS Plc,
Perpetual Bond (6.413% to 10-1-35
then variable) (United Kingdom) (S)	6.413	09-29-49	A	2,910	2,788,604

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom) (S)	6.267	11-14-16	A	2,600	2,532,397

Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 9-30-31
then variable) (United Kingdom)	7.648	08-29-49	A	3,320	3,806,659

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	2,335	2,298,812

Societe Generale,
Sub Note (France) (S)	5.922	04-05-49	A+	1,725	1,693,577

Standard Chartered Plc,
Bond (Great Britain) (S)	7.014	07-30-49	BBB+	1,700	1,703,400

Diversified Chemicals 0.12%					1,168,750

Mosiac Co., (The),
Sr Note (S)	7.625	12-01-16	BB–	1,100	1,168,750

Diversified Commercial & Professional Services 0.08%					756,900

ARAMARK Corp.,
Sr Note (S)	8.500	02-01-15	B–	720	756,900

Diversified Financial Services 2.63%					25,196,345

Buffalo Thunder Development
Authority,
Sr Sec Note (S)	9.375	12-15-14	B	1,885	1,939,194

Comerica Capital Trust II,
Gtd Bond	6.576	02-20-37	BBB+	1,305	1,251,348

Cosan Finance Ltd.,
Gtd Bond (Bermuda) (S)	7.000	02-01-17	BB	1,120	1,101,800

Ford Motor Credit Co.,
Sr Note	9.875	08-10-11	B	1,135	1,215,819
Sr Note	9.750	09-15-10	B	3,237	3,431,165

Huntington Capital III,
Gtd Sub Bond	6.650	05-15-37	BBB–	2,165	2,115,445

JPMorgan Chase Capital XX,
Jr Sub Note Ser T	6.550	09-29-36	A–	2,580	2,551,499

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Financial Services (continued)

Nelnet, Inc.,
Note (7.400% to 9-1-11
then variable)	7.400%	09-29-36	BBB–	$2,595	$2,651,226

QBE Capital Funding II LP,
Gtd Sub Bond (Jersey Islands) (S)	6.797	06-01-49	BBB	2,485	2,459,752

SMFG Preferred Capital,
Bond (S)	6.078	01-25-17	BBB	2,215	2,179,671

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	2,024,609

St. George Funding Co.,
Perpetual Bond (8.485% to 6-30-17
then variable) (Australia) (S)	8.485	12-31-49	A3	2,180	2,274,817

Diversified Metals & Mining 0.15%					1,467,201

Freeport-McMoRan Copper &
Gold, Inc.,
Sr Note	8.375	04-01-17	BB	485	529,863

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB	935	937,338

Electric Utilities 2.93%					28,045,983

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates) (S)	6.500	10-27-36	A+	3,385	3,351,857

AES Eastern Energy LP,
Pass Thru Ctf 1999-A	9.000	01-02-17	BB+	3,565	3,974,589

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	1,919	2,143,274

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB–	4,047	4,601,532

HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	BBB–	2,655	2,813,811

Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,242	1,302,677

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB–	1,835	1,995,563

Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,671,474

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB–	198	220,948

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	4,884	4,970,258

Electrical Components & Equipment 0.19%					1,789,790

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,770	1,789,790

Electronic Equipment Manufacturers 0.19%					1,802,250

Freescale Semiconductor, Inc.,
Sr Sub Note (L)(S)	10.125	12-15-16	B	1,800	1,802,250

Foreign Government 0.30%					2,890,742

Brazil, Federative Republic of,
Bond (Brazil) (D)	12.500	01-05-16	BB+	4,500	2,890,742

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Gas Utilities 0.40%					$3,875,547

KN Capital Trust I,
Cap Security	8.560%	04-15-27	B–	$1,670	1,699,365

Southern Union Co.,
Jr Sub Note (7.200% to 11-1-11
then variable)	7.200	11-01-66	BB	2,165	2,176,182

Health Care Distributors 0.09%					847,407

Hospira, Inc.,
Sr Note	6.050	03-30-17	BBB	850	847,407

Health Care Services 0.16%					1,493,400

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B–	1,520	1,493,400

Industrial Machinery 0.15%					1,457,356

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	1,439	1,457,356

Integrated Oil & Gas 0.23%					2,213,875

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,990	2,213,875

Integrated Telecommunication Services 0.72%					6,898,356

Axtel SAB de CV,
Sr Note (Mexico) (S)	7.625	02-01-17	BB–	1,940	1,959,400

Nextel Communications, Inc.,
Gtd Sr Note Ser E	6.875	10-31-13	BBB	2,505	2,533,397

Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB+	2,465	2,405,559

Investment Banking & Brokerage 1.52%					14,612,257

Goldman Sachs Group, Inc., (The),
Sub Note (L)	6.450	05-01-36	A+	2,745	2,780,921
Sub Note	5.625	01-15-17	A+	2,345	2,295,237

Merrill Lynch & Co., Inc.,
Bond	6.110	01-29-37	A+	2,120	2,053,129
Sub Note	6.050	05-16-16	A+	1,900	1,922,146

Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	2,750	2,880,075

Morgan Stanley,
Sr Note (S)	10.090	05-03-17	A+	4,940	2,680,749

Leisure Facilities 0.18%					1,772,488

TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B–	1,645	1,772,488

Life & Health Insurance 0.29%					2,774,726

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-67	A–	940	913,298

Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	1,855	1,861,428

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Marine 0.74%					$7,064,513

CMA CGM SA,
Sr Note (France) (S)	7.250%	02-01-13	BB+	$2,790	2,852,775

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (S)	9.500	02-01-17	B	2,485	2,609,250

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (S)	9.500	12-15-14	B	1,510	1,602,488

Metal & Glass Containers 0.36%					3,421,337

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	1,990	2,079,550

Greif, Inc.,
Sr Note (S)	6.750	02-01-17	BB–	725	732,250

US Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	CCC+	605	609,537

Movies & Entertainment 0.09%					849,850

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	849,850

Multi-Line Insurance 1.93%					18,538,689

Allstate Corp. (The),
Jr Sub Deb	6.125	05-15-37	A–	1,275	1,251,086

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable)
(France) (S)	6.379	12-14-49	BBB	2,010	1,894,224

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	1,640	1,586,205

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,550	1,581,761

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,235	3,392,978
Gtd Jr Sub Bond (S)	7.800	03-15-37	BB+	2,635	2,561,924

Sul America Participacoes SA,
Bond (Brazil) (S)	8.625	02-15-12	B	1,600	1,655,200

Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A–	4,420	4,615,311

Multi-Media 0.52%					4,967,730

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB	2,250	2,631,749

Time Warner Entertainment
Co., LP,
Sr Deb	8.375	03-15-23	BBB+	1,990	2,335,981

Multi-Utilities 0.73%					7,005,938

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,090	2,207,563

Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BBB–	970	1,019,160
Sr Sec Note Ser C	7.840	05-30-10	BBB–	1,766	1,805,262
Sr Sec Bond Ser F	7.475	11-30-18	BBB–	1,853	1,973,953

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Office Services & Supplies 0.23%					$2,245,627

Xerox Corp.,
Sr Note (L)	6.750%	02-01-17	BB+	$2,170	2,245,627

Oil & Gas Drilling 0.28%					2,677,142

Allis-Chalmers Energy Inc.,
Sr Note	8.500	03-01-17	B	1,270	1,292,225

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB–	1,410	1,384,917

Oil & Gas Refining & Marketing 0.52%					4,981,882

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BBB–	1,300	1,334,017

Premcor Refining Group,
Inc., (The),
Gtd Sr Note	6.750	05-01-14	BBB	2,325	2,393,918
Sr Note	9.500	02-01-13	BBB	1,175	1,253,947

Oil & Gas Storage & Transportation 0.82%					7,908,273

Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	Baa3	1,890	1,887,900
Sr Note	6.625	10-15-36	Baa3	1,440	1,442,628

Markwest Energy Partners LP,
Sr Note Ser B	8.500	07-15-16	B	1,890	1,989,225

TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06-01-67	BB	2,640	2,588,520

Packaged Foods & Meats 0.43%					4,145,790

ASG Consolidated LLC/ASG
Finance, Inc.,
Sr Disc Note (Zero to 11-1-08,
then 11.500%) (L)(O)	Zero	11-01-11	B–	3,200	3,000,000

General Foods Corp.,
Deb	7.000	06-15-11	A–	1,145	1,145,790

Paper Packaging 0.02%					178,295

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B–	169	178,295

Paper Products 0.50%					4,812,056

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	1,740	1,690,956

Stone Container Corp.,
Sr Note (S)	8.000	03-15-17	CCC+	920	926,900

Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	2,070	2,194,200

Property & Casualty Insurance 0.45%					4,338,994

Chubb Corp. (The),
Jr Sub Note	6.375	03-29-67	BBB+	1,870	1,859,436

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	2,330	2,479,558

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Real Estate Management & Development 0.76%					$7,246,329

Health Care REIT, Inc.,
Sr Note	6.200%	06-01-16	BBB–	$1,895	1,894,949

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	1,715	1,848,074

Nationwide Health
Properties, Inc.,
Note	6.500	07-15-11	BBB–	1,745	1,778,056

Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman Islands) (S)	8.000	12-01-16	BB+	1,675	1,725,250

Regional Banks 1.12%					10,689,806

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700	12-31-26	A	985	1,022,895

Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B (G)	8.900	12-01-27	A3	2,380	2,512,392

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	2,280	2,371,241

State Street Institutional
Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,180	1,230,097

Sun Trust Banks, Inc.,
Bond (6.100% to 12-15-36
then variable) (L)	6.100	12-01-66	A–	3,835	3,553,181

Soft Drinks 0.14%					1,377,737

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB+	1,340	1,377,737

Specialized Finance 1.93%					18,517,472

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,740	4,039,200

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	2,660	2,686,861

Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB–	1,700	1,678,750

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,561	3,617,730

HRP Myrtle Beach Operations LLC,
Sr Sec Note (10.120% to 4-1-09
then variable) (S)	10.070	04-01-12	B+	1,075	1,080,375

UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B–	2,405	2,537,275

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	01-15-49	A+	2,900	2,877,281

Specialized REIT’s 0.07%					673,563

Idearc, Inc.,
Sr Note (S)	8.000	11-15-16	B+	650	673,563

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialty Chemicals 0.35%					$3,309,956

American Pacific Corp.,
Sr Note (S)	9.000%	02-01-15	B	$1,645	1,727,250

NOVA Chemicals Ltd.,
Note (Canada)	7.875	09-15-25	B+	1,695	1,582,706

Steel 0.53%					5,058,263

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B–	2,460	2,576,850

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	2,415	2,481,413

Thrifts & Mortgage Finance 24.14%					231,386,410

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO (P)	2.122	12-25-46	AAA	57,816	3,053,408

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	3,175	3,129,661

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.181	09-10-47	AAA	3,240	3,163,390
Mtg Pass Thru Ctf Ser 2006-2
Class A3 (P)	5.712	05-10-45	AAA	5,400	5,454,983
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	5,260	5,343,042
Mtg Pass Thru Ctf Ser 2006-5
Class A4	5.414	09-10-47	AAA	4,080	4,012,310

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.881	03-20-36	AAA	3,991	3,994,315
Mtg Pass Thru Ctf Ser 2006-D
Class 6B1 (P)	5.957	05-20-36	AA+	2,117	2,112,996

Bank of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	4,245	4,246,445

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.301	04-25-35	AA+	1,260	1,247,682
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.620	02-25-36	AAA	4,143	4,117,929

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	4,260	4,123,501
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	4,690	4,502,434
Mtg Pass Thru Ctf Ser 2006-PW14
Class D	5.412	12-01-38	A	2,480	2,366,169

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	3,426	3,315,428

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Citigroup Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A3 (P)	5.724%	03-15-49	Aaa	$3,350	$3,382,015

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	2,125	2,061,518
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.856	12-25-35	AAA	3,210	3,208,021

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.225	07-15-44	AA	1,030	993,891

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (P)	5.707	06-10-46	AAA	3,200	3,231,656

ContiMortgage Home Equity
Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	427	426,312

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-0A3
Class X IO (P)	2.305	05-25-36	AAA	19,264	818,734
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	4,579	4,612,777

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	2,900	2,859,312
Mtg Pass Thru Ctf Ser 2006-1A
Class F (S)	6.650	11-15-36	Ba1	5,065	5,017,339

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	6,665	6,366,469

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	3,840	3,859,377
Mtg Pass Thru Ctf
Ser 2006-1-M1 (S)	8.285	06-20-31	BB	1,065	1,078,438

Domino’s Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	3,215	3,169,663

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.224	12-25-34	AA	1,381	1,369,226
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.197	05-25-36	AA	1,328	1,333,216

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093%	12-15-14	Baa2	$1,425	$1,393,211
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,856,056

Global Tower Partners Acquisition
Partners LLC,
Mtg Pass Thru Ctf Ser 2007-1A
Class F (S)	7.050	05-15-37	Ba2	780	773,690

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	3,065	3,072,746
Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.300	05-10-40	AAA	6,210	6,196,436

GMAC Mortgage Corporation
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.648	04-19-36	AAA	2,758	2,747,528

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-GG7
Class A4 (P)	5.915	07-10-38	AAA	5,030	5,147,292
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	03-10-39	AA	1,810	1,763,650
Mtg Pass Thru Ctf Ser 2007-GG9
Class F	5.633	03-10-39	A	995	961,256

GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	6,025	6,013,506

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.667	08-25-34	AA	2,525	2,488,279
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.394	01-25-36	AAA	5,893	5,824,343

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	1,498	1,493,269
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.381	05-25-35	AA	1,954	1,944,591
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	1.919	10-25-36	AAA	72,877	2,095,216
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.420	08-25-36	AA	1,783	1,805,772

JPMorgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	2,865	2,739,969
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,646	1,570,952
Mtg Pass Thru Ctf Ser 2006-LDP7
Class A4 (P)	5.875	04-15-45	AAA	3,345	3,412,080

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance	(continued)

JPMorgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351%	09-15-29	AA+	$4,435	$4,521,809

JPMorgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	2,761	2,812,221
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	3,997	3,940,348
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.849	01-25-37	Aa1	5,465	5,473,651

LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A4 (P)	5.899	06-15-38	AAA	3,950	4,036,464

Master Adjustable Rate
Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class 4A1 (P)	4.991	02-25-36	AAA	4,621	4,549,832

Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	5.910	06-12-46	AAA	4,535	4,632,298
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	Aaa	3,880	3,807,316

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.203	11-14-42	AAA	3,065	2,991,461
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A (L)	5.230	09-15-42	AAA	4,520	4,400,955
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	2,430	2,347,345
Mtg Pass Thru Ctf Ser 2006-T23
Class A4 (P)	5.810	08-12-41	AAA	3,085	3,140,919

Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,609	1,632,780

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.353	05-25-35	AA	1,609	1,580,307

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	2,080	2,057,503
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,365	2,311,155

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.992	12-25-35	AAA	2,726	2,725,501

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500%	07-25-36	AAA	$4,596	$4,633,889

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	850	852,303
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	795,115
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	1,373	1,363,346
Sub Bond Ser 2006-1A Class J(S)	7.825	11-15-36	B1	850	844,076

WAMU Mortgage Pass-Through
Certificates,
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	0.626	06-25-47	Aaa	180,585	2,708,775

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	1,874	1,887,658

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	2,167	2,142,799

Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2 (P)	5.000	07-25-19	AAA	2,338	2,269,502
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.666	10-25-36	AAA	5,674	5,655,583

Tobacco 0.26%					2,480,479

Alliance One International, Inc.,
Gtd Sr Note (S)	8.500	05-15-12	B	890	916,700

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BB	1,490	1,563,779

Wireless Telecommunication Services 1.35%					12,985,754

America Movil SA de CV,
Sr Note (Mexico) (L)	5.750	01-15-15	BBB+	1,660	1,657,658

AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,430	1,584,906

Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,805	1,786,950

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	3,455	3,419,553

Digicel Group Ltd.,
Sr Note (Bermuda) (S)	8.875	01-15-15	Caa2	1,905	1,888,331

Nextel Partners, Inc.,
Gtd Sr Sub Note	8.125	07-01-11	BBB	2,540	2,648,356

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.68%			$6,471,701

(Cost $5,901,530)

Agricultural Products 0.16%			1,508,063

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)	BB+	18,000	1,508,063

Diversified Metals & Mining 0.31%			2,935,398

Freeport-McMoRan Copper & Gold,
Inc., 6.75%	B+	23,900	2,935,398

Integrated Telecommunication Services 0.21%			2,028,240

Telephone & Data Systems,
Inc., 7.60%	BB+	81,000	2,028,240

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Tranche loans 0.20%			$1,939,350
(Cost $1,936,357)

Diversified Metals & Mining 0.14%			1,337,868

Thompson Creek Metals Co.,
Tranche A (First Lien Note), 11-1-12 (B)	B–	$1,338	1,337,868

Education Services 0.06%			601,482

Riverdeep Interactive
Learning Ltd.,
Tranche B, 11-28-13	B	598	601,482

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 39.36%					$377,239,512
(Cost $381,928,820)

Government U.S. 4.52%					43,313,661

United States Treasury,
Bond (L)	8.750%	08-15-20	AAA	$8,085	10,931,171
Bond (L)	4.750	02-15-37	AAA	7,540	7,233,099
Bond (L)	4.500	02-15-36	AAA	1,075	989,588
Inflation Indexed Note (L)	1.875	07-15-13	AAA	9,015	8,704,853
Note (L)	4.750	05-15-14	AAA	10,335	10,259,100
Note (L)	4.500	05-15-17	AAA	5,360	5,195,850

Government U.S. Agency 34.84%					333,925,851

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	44	45,520
30 Yr Adj Rate Pass Thru Ctf (P)	5.625	04-01-37	AAA	6,135	6,152,178
30 Yr Adj Rate Pass Thru Ctf (P)	5.278	12-01-35	AAA	8,413	8,302,790
30 Yr Adj Rate Pass Thru Ctf (P)	5.158	11-01-35	AAA	8,928	8,774,274
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	9,409	8,968,827
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,133	1,079,815
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,785	2,795,648
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,155	1,106,575
CMO REMIC 3174-CB	5.500	02-15-31	AAA	4,695	4,683,709
CMO REMIC 3184-PD	5.500	07-15-34	AAA	10,145	9,897,429
CMO REMIC 3228-PJ	5.500	03-15-29	AAA	6,555	6,513,798

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Federal Home Loan Mortgage Corp.,
CMO REMIC 3245-MC	5.500%	10-15-30	AAA	$4,285	$4,263,945
CMO REMIC 3280-MB	5.500	06-15-30	AAA	6,420	6,368,141
CMO REMIC 3290-PB	5.500	08-15-29	AAA	2,760	2,737,572
CMO REMIC 3294-NB	5.500	12-15-29	AAA	5,310	5,264,273
CMO REMIC 3306-PB	5.500	09-15-29	AAA	2,565	2,545,350
CMO REMIC 3320-PB	5.500	11-15-31	AAA	3,991	3,947,348
CMO REMIC 3320-TB	5.500	06-15-30	AAA	5,680	5,628,969
CMO REMIC 3322-NC	5.500	08-15-30	AAA	3,030	3,006,595
Note	5.500	03-22-22	AAA	9,045	8,888,196

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	331	355,955
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	13	13,379
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	92	94,033
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	510	526,553
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	126	129,595
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,324	1,314,922
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	9,860	9,789,181
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	8,467	8,254,633
30 Yr Adj Rate Pass Thru Ctf (P)	5.499	03-01-37	AAA	7,698	7,673,723
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	6,267	6,365,468
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1	1,409
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	3,137	3,134,987
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	2,440	2,437,968
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	33,825	33,799,828
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	10,616	10,608,147
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	28,642	28,044,765
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	13,131	12,836,034
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	15,170	14,833,268
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	19,895	19,424,858
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	29,892	29,186,130
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	15,035	14,679,863
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	5,111	4,878,205
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	2,310	2,202,137
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	916	875,307
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	2,556	2,287,044
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	2,530	2,311,508
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	2,117	1,917,842
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	4,520	4,408,211
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	4,875	4,750,957

Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,041,096

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	23	25,350
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	27	30,362
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,350
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	36	39,226
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	6	6,718
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	43	46,513
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	20	22,277
30 Yr Pass Thru Ctf Ser 2003-42
Class XA	3.750	05-16-33	AAA	638	595,097

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 9.19%			$88,096,545

(Cost $88,096,545)
Joint Repurchase Agreement 1.93%			18,535,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald LP — Dated 5-31-07, due 6-1-07 (Secured by
U.S. Treasury Inflation Indexed Notes 2.000%, due 1-15-14,
valued at $18,900,000, including interest, and 3.500%,
due 1-15-11 valued at $6,000, including interest).
Maturity value: $18,537,621	5.090%	$18,535	18,535,000

		Shares
Cash Equivalents 7.26%			69,561,545

John Hancock Cash Investment Trust (T)(W)		69,561,545	69,561,545

Total investments (Cost $1,020,501,488) 106.41%			$1,019,848,082

Other assets and liabilities, net (6.41%)			($61,461,286)

Total net assets 100.00%			$958,386,796

IO Interest only (carries notional principal amount).

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $1,337,868 or 0.14% of the Fund’s net assets as of May 31, 2007.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description. (G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of May 31, 2007.

(M) This security having an aggregate value of $1,102,100, or 0.11% of the Fund’s net assets, has been purchased as a forward commitment — that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $1,109,174 of Federal National Mortgage Association, 6.000%, 8-1-36 has been segregated to cover the forward commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date. (P) Represents rate in effect on May 31, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,580,437 or 15.29% of the Fund’s net assets as of May 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Bond Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 5-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $950,939,943)
including $68,013,693 of securities loaned (Note 1)	$950,286,537
Investments in affiliated issuers, at value (cost $69,561,545)	69,561,545
Total investments, at value ($1,020,501,488)	1,019,848,082
Cash	827,553
Cash segregated at broker for future contracts (Note 1)	74,750
Receivable for investments sold	3,677,517
Receivable for shares sold	311,724
Dividends and interest receivable	9,591,401
Unrealized appreciation of swap contracts (Note 1)	48,825
Other assets	140,009
Total assets	1,034,519,861

Liabilities

Payable for investments purchased	4,097,036
Payable for shares repurchased	1,255,579
Payable upon return of securities loaned (Note 1)	69,561,545
Dividends payable	126,036
Unrealized depreciation of swap contracts (Note 1)	29,418
Payable for futures variation margin (Note 1)	12,579
Payable to affiliates
Management fees	435,827
Distribution and service fees	56,476
Other	190,027
Other payables and accrued expenses	368,542
Total liabilities	76,133,065

Net assets

Capital paid-in	993,812,770
Accumulated net realized loss on investments, financial futures contracts,
foreign currency transactions and swap contracts	(34,538,560)
Net unrealized appreciation of investments, financial futures contracts,
translation of assets and liabilities in foreign currencies, and swap contracts	(661,944)
Distributions in excess of net investment income	(225,470)
Net assets	$958,386,796

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($870,352,037 ÷ 59,021,764 shares)	$14.75
Class B ($58,929,251 ÷ 3,996,507 shares)[1]	$14.75
Class C ($23,190,529 ÷ 1,572,647 shares)[1]	$14.75
Class I ($4,927,250 ÷ 334,167 shares)	$14.74
Class R1 ($987,729 ÷ 66,989 shares)	$14.74

Maximum offering price per share

Class A2 ($14.75 ÷ 95.5%)	$15.45

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$60,336,349
Dividends	431,963
Securities lending	117,635
Total investment income	60,885,947

Expenses

Investment management fees (Note 2)	4,947,818
Distribution and service fees (Note 2)	3,632,642
Class A, B and C transfer agent fees (Note 2)	1,772,267
Class I transfer agent fees (Note 2)	2,070
Class R1 transfer agent fees (Note 2)	5,081
Accounting and legal services fees (Note 2)	130,230
Compliance fees	26,449
Custodian fees	187,544
Printing fees	123,481
Blue sky fees	71,244
Professional fees	67,280
Trustees’ fees	42,762
Interest	10,289
Securities lending fees	3,909
Miscellaneous	47,501

Total expenses	11,070,567
Less expense reductions (Note 2)	(13,664)

Net expenses	11,056,903

Net investment income	49,829,044

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(9,736,263)
Financial futures contracts	585,384
Foreign currency transactions	60
Swap contracts	9,229

Change in net unrealized appreciation (depreciation) of
Investments	26,434,328
Financial futures contracts	(21,514)
Swap contracts	19,407
Translation of assets and liabilities in foreign currencies	5,985

Net realized and unrealized gain	17,296,616

Increase in net assets from operations	$67,125,660

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Year
	ended	ended
	5-31-06	5-31-07

Increase (decrease) in net assets
From operations

Net investment income	$49,345,936	$49,829,044
Net realized loss	(4,753,353)	(9,141,590)
Change in net unrealized appreciation (depreciation)	(49,716,305)	26,438,206

Increase (decrease) in net assets resulting from operations	(5,123,722)	67,125,660

Distributions to shareholders
From net investment income
Class A	(46,118,272)	(46,252,186)
Class B	(4,473,822)	(3,284,636)
Class C	(1,070,734)	(1,055,766)
Class I	(306,121)	(233,064)
Class R1	(18,727)	(37,809)
From capital paid-in
Class A	(482,923)	—
Class B	(46,686)	—
Class C	(12,857)	—
Class I	(2,928)	—
Class R1	(409)	—
	(52,533,479)	(50,863,461)
From Fund share transactions	(100,388,082)	(74,275,644)

Total increase (decrease)	(158,045,283)	(58,013,445)

Net assets

Beginning of year	1,174,445,524	1,016,400,241
End of year[1]	$1,016,400,241	$958,386,796

1 Includes distributions in excess of net investment of $246,847 and $225,470, respectively.

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[1]	0.72	0.70	0.67	0.68	0.75
Net realized and unrealized
gain (loss) on investments	1.02	(0.65)	0.38	(0.74)	0.26

Total from investment operations	1.74	0.05	1.05	(0.06)	1.01

Less distributions
From net investment income	(0.76)	(0.76)	(0.73)	(0.72)	(0.77)
From capital paid-in	—	—	—	(0.01)	—
	(0.76)	(0.76)	(0.73)	(0.73)	(0.77)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.75
Total return[2] (%)	12.26	0.31	7.11[3]	(0.45)[3]	7.08

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,192	$1,047	$1,012	$899	$870
Ratio of net expenses to average
net assets (%)	1.12	1.09	1.05	1.07	1.05
Ratio of gross expenses to average
net assets (%)	1.12	1.09	1.06[4]	1.08[4]	1.05
Ratio of net investment income
to average net assets (%)	4.84	4.55	4.41	4.56	5.11
Portfolio turnover (%)	273	241	139	135	106[9]

See notes to financial statements

Bond Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[1]	0.62	0.59	0.57	0.58	0.65
Net realized and unrealized
gain (loss) on investments	1.02	(0.65)	0.37	(0.74)	0.26

Total from investment operations	1.64	(0.06)	0.94	(0.16)	0.91

Less distributions
From net investment income	(0.66)	(0.65)	(0.62)	(0.62)	(0.67)
From capital paid-in	—	—	—	(0.01)	—
	(0.66)	(0.65)	(0.62)	(0.63)	(0.67)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.75
Total return[2] (%)	11.48	(0.39)	6.37[3]	(1.14)[3]	6.33

Ratios and supplemental data

Net assets, end of period
(in millions)	$233	$164	$128	$87	$59
Ratio of net expenses to average
net assets (%)	1.82	1.79	1.75	1.77	1.75
Ratio of gross expenses to average
net assets (%)	1.82	1.79	1.76[4]	1.78[4]	1.75
Ratio of net investment income
to average net assets (%)	4.15	3.84	3.70	3.84	4.40
Portfolio turnover (%)	273	241	139	135	106[9]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[1]	0.62	0.59	0.57	0.58	0.65
Net realized and unrealized
gain (loss) on investments	1.02	(0.64)	0.37	(0.74)	0.26
Total from investment operations	1.64	(0.05)	0.94	(0.16)	0.91
Less distributions
From net investment income	(0.66)	(0.66)	(0.62)	(0.62)	(0.67)
From capital paid-in	—	—	—	(0.01)	—
	(0.66)	(0.66)	(0.62)	(0.63)	(0.67)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.75
Total return[2] (%)	11.48	(0.39)	6.37[3]	(1.14)[4]	6.33

Ratios and supplemental data

Net assets, end of period
(in millions)	$45	$32	$28	$24	$23
Ratio of net expenses to average
net assets (%)	1.82	1.79	1.75	1.77	1.75
Ratio of gross expenses to average
net assets (%)	1.82	1.79	1.76[4]	1.78[4]	1.75
Ratio of net investment income
to average net assets (%)	4.15	3.84	3.71	3.86	4.41
Portfolio turnover (%)	273	241	139	135	106[9]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51
Net investment income[1]	0.78	0.76	0.73	0.75	0.81
Net realized and unrealized
gain (loss) on investments	1.02	(0.64)	0.38	(0.74)	0.25

Total from investment operations	1.80	0.12	1.11	0.01	1.06

Less distributions
From net investment income	(0.82)	(0.83)	(0.79)	(0.79)	(0.83)
From capital paid-in	—	—	—	(0.01)	—
	(0.82)	(0.83)	(0.79)	(0.80)	(0.83)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.74
Total return[2] (%)	12.71	0.78	7.55	(0.01)	7.53

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$5	$5	$5	$5
Ratio of net expenses to average
net assets (%)	0.72	0.63	0.65	0.64	0.62
Ratio of net investment income
to average net assets (%)	5.23	4.98	4.82	4.99	5.54
Portfolio turnover (%)	273	241	139	135	106[9]

See notes to financial statements

Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	5-31-04[5]	5-31-05	5-31-06	5-31-07

Per share operating performance

Net asset value, beginning of period	$14.93	$14.98	$15.30	$14.51
Net investment income[1]	0.54	0.67	0.59	0.65
Net realized and unrealized
gain (loss) on investments	0.10	0.36	(0.75)	0.26

Total from investment operations	0.64	1.03	(0.16)	0.91

Less distributions
From net investment income	(0.59)	(0.71)	(0.62)	(0.68)
From capital paid-in	—	—	(0.01)	—
	(0.59)	(0.71)	(0.63)	(0.68)
Net asset value, end of period	$14.98	$15.30	$14.51	$14.74
Total return[2] (%)	4.30[6]	7.02	(1.09)	6.38

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	$1	$1
Ratio of net expenses to average
net assets (%)	1.38[8]	1.12	1.76	1.72
Ratio of net investment income
to average net assets (%)	4.40[8]	4.44	3.95	4.45
Portfolio turnover (%)	241[6]	139	135	106[9]

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total return would have been lower had certain expenses not been reduced during the period shown.

4 Does not take into effect expense reductions during the period shown.

5 Class R1 shares began operations on 8-5-03.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate including the effect of forward commitment trades is 123% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades transactions.

See notes to financial statements

Bond Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust, an  affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Bond Fund

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations; for example, when a particular foreign market is closed but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing signifi-cant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund utilizes the level yield method to accrete discount and amortize premium from par value on securities from either the date  of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly iden-tifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with the Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund

Bond Fund

may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of May 31, 2007, the Fund loaned securities having a market value of $68,013,693 collateralized by cash invested in securities in the amount of $69,561,545.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial  futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

Bond Fund

The Fund has the following financial futures contracts open on May 31, 2007:

	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-Year Treasury Note	15	Short	Sep 2007	$1,980
U.S. 10-Year Treasury Note	100	Short	Sep 2007	31,950
Total				$33,930

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as a payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as a guarantor. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the coun-terparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund has the following financial credit default swap contracts open on May 31, 2007:

			(PAY)/	TERM-		UNREALIZED
	NOTIONAL	BUY/SELL	RECEIVED	INATION	COUNTER	APPRECIATION
ISSUER	AMOUNT	PROTECTION	FIXED RATE	DATE	PARTY	(DEPRECIATION)

Ford Motor Company	$5,000,000	SELL	2.15%	Jun 08	Morgan Stanley	$41,253
Goodyear Tire &
Rubber Company	5,000,000	SELL	1.51	Jun 12	Bank of America	7,572
Cummins, Inc.	5,000,000	BUY	(0.55)	Jun 12	Barclays Capital	(14,317)
CBS Corporation	5,000,000	BUY	(0.78)	Jun 14	Bank of America	(15,101)
Total						$19,407

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $32,665,014 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 — $13,027,799, May 31, 2010 — $35,777, May 31, 2014 — $505,866 and May 31, 2015 — $19,095,572. Net capital losses of $1,851,005 that are attributable to security transactions incurred after October 31, 2006, are treated as arising on

Bond Fund

June 1, 2007, the first day of the Fund’s next taxable year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than November 30, 2007.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivables, when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2006, the tax character of distributions paid was as follows: ordinary income $51,987,676 and capital paid-in $545,803. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $50,863,461. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net asset value in excess of $2,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (Sovereign), a wholly owned indirect

Bond Fund

subsidiary of John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as sub-adviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreements described above for the year ended May 31, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$2,664,618
Class B	729,673
Class C	234,195
Class R1	4,156
Total	$3,632,642

Class A shares are assessed up-front sales charges. During the year ended May 31, 2007, JH Funds received net up-front sales charges of $341,721 with regard to sales of Class A shares. Of this amount, $37,146 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $189,976 was paid as sales commissions to unrelated broker-dealers and $114,599 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2007, CDSCs received by JH Funds amounted to $163,729 for Class B shares and $2,331 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R1 average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce

Bond Fund

the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $13,664 during the year ended May 31, 2007. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $130,230. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2006, and May 31, 2007, along with the corresponding dollar value.

	Year ended 5-31-06		Year ended 5-31-07
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,238,500	$48,427,917	4,062,350	$60,122,035
Distributions reinvested	2,606,528	38,922,163	2,596,553	38,365,597
Repurchased	(10,053,324)	(150,082,572)	(9,608,359)	(141,836,187)
Net decrease	(4,208,296)	($62,732,492)	(2,949,456)	($43,348,555)

Class B shares

Sold	445,025	$6,675,996	348,007	$5,146,301
Distributions reinvested	223,855	3,345,898	163,637	2,416,065
Repurchased	(3,032,284)	(45,239,747)	(2,504,869)	(36,990,515)
Net decrease	(2,363,404)	($35,217,853)	(1,993,225)	($29,428,149)

Class C shares

Sold	216,577	$3,229,583	314,809	$4,661,024
Distributions reinvested	55,130	823,338	53,710	793,546
Repurchased	(483,725)	(7,223,363)	(446,075)	(6,592,607)
Net decrease	(212,018)	($3,170,442)	(77,556)	($1,138,037)

Class I shares

Sold	150,674	$2,256,458	197,043	$2,927,372
Distributions reinvested	18,683	278,345	12,301	181,351
Repurchased	(151,523)	(2,256,531)	(251,800)	(3,686,849)
Net increase (decrease)	17,834	$278,272	(42,456)	($578,126)

Class R1 shares

Sold	50,922	$757,098	48,475	$717,168
Distributions reinvested	791	11,695	2,196	32,465
Repurchased	(21,056)	(314,360)	(35,956)	(532,410)
Net increase	30,657	$454,433	14,715	$217,223

Net decrease	(6,735,227)	($100,388,082)	(5,047,978)	($74,275,644)

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short- term securities and obligations of the U.S. government, during the year ended May 31, 2007, aggregated $887,514,440 and $892,140,431, respectively.

Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $308,960,779 and $404,106,514, respectively, during the year ended May 31, 2007.

The cost of investments owned on May 31, 2007, including short-term investments, for federal income tax purposes, was $1,022,051,111. Gross unrealized appreciation and depreciation of investments aggregated $9,753,300 and $11,956,329, respectively, resulting in net unrealized depreciation of $2,203,029. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

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Note 6
Reclassification of accounts

During the year ended May 31, 2007, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $1,954,740, a decrease in accumulated net investment loss of $1,055,794 and an increase in capital paid-in of $898,946. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for amortization of premium and interest rate swap. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Note 7
Subsequent event

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affili-ates (collectively, the John Hancock Affiliates) reached a settlement with the Securities and Exchange Commission (SEC) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. There was no impact on this Fund as it did not participate in the program.

Bond Fund

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the “Fund”) at May 31, 2007 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 27, 2007

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2007.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2007, 0.85% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Bond Fund

The Investment Company Act of 1940 (the 1940 Act), requires the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed, with a representative of Morningstar, the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board noted that the Fund’s performance during the one-, five- and ten-year periods was lower than the performance of its benchmark index, but was higher than the performance of the Peer Group and Category medians. The Board viewed favorably that the performance of the Fund for the three-year period was higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median of the Peer Group and was not appreciably higher than the Category median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year.

In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	60

Independent Chairman (since 2005); Chairman and Chief Executive
Officer, R.M. Bradley & Co., Inc.; Director, The New England Council and
Massachusetts Roundtable; Trustee, North Shore Medical Center; Director,
Boston Stock Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College; Director, Boston Municipal
Research Bureau; Member of the Advisory Board, Carroll Graduate School
of Management at Boston College.

James F. Carlin, Born: 1940	2005	60

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	60

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx,
Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius
(until 2003), Lincoln National Corporation (insurance) (since 2006), Jefferson-
Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain
(until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001), AskRed.
com (until 2001), Southwest Airlines (since 2000), Introgen (since 2000)
and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank–Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc. (diversi-
fied automotive parts supply company) (since 2003).

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Ladner, [2] Born: 1938	2004	60

Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation
(public utility holding company) (retired 1998); Vice President and Director,
AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribu-
tion) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and
History Association (until 2005).

John A. Moore,[2] Born: 1939	1996	60

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	1996	60

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow,
Cornell Institute of Public Affairs, Cornell University (until 1998); Former
President, Wells College and St. Lawrence University; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation,
International Fellowships Program (since 2002); Director, Lois Roth Endowment
(since 2002); Director, Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2005	60

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida,
Inc. (since 2000); Director and President, Greenscapes of Southwest Florida,
Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	264

President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the Adviser), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (The Berkeley Group) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group,
John Hancock Funds, LLC (since 2005); Director, MFC Global Investment
Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006);
President and Chief Executive Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II and John Hancock Funds III; Vice President and Associate
General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional
Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Vice President and Ethics & Compliance Officer, Fidelity Investments
(until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (June 2007–Present); Assistant
Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–
June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche
Asset Management (2003–2005); Director, Tax and Financial Reporting,
Deutsche Asset Management (2002–2003); Vice President and Treasurer,
Deutsche Global Fund Services (1999–2002).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (June 2007–Present); Chief Operating
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007–Present); Director, Executive Vice
President and Chief Financial Officer, the Adviser, The Berkeley Group and
John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief
Financial Officer, John Hancock Investment Management Services, LLC (since
2005), Vice President and Chief Financial Officer, MFC Global (U.S.) (since
2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief
Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock
Funds III and John Hancock Trust (2005–June 2007); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected. 2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Subadviser	Transfer agent	Boston, MA 02111-2950
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	One John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Opportunities Fund
Global Shareholder Yield Fund	INCOME
Growth Fund	Bond Fund
Growth Opportunities Fund	Government Income Fund
Growth Trends Fund	High Yield Fund
Intrinsic Value Fund	Investment Grade Bond Fund
Large Cap Equity Fund	Strategic Income Fund
Large Cap Select Fund
Mid Cap Equity Fund	TAX - FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED - END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2030 Portfolio	Patriot Select Dividend Trust
Lifecycle 2035 Portfolio	Preferred Income Fund
Lifecycle 2040 Portfolio	Preferred Income II Fund
Lifecycle 2045 Portfolio	Preferred Income III Fund
Lifecycle Retirement Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.

2100A 5/07

7/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $33,050 for the fiscal year ended May 31, 2006 and $33,050 for the fiscal year ended May 31, 2007. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2006 and fiscal year ended May 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,450 for the fiscal year ended May 31, 2006 and $4,450 for the fiscal year ended May 31, 2007. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2006 and fiscal year ended May 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2007 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $10,000 for the fiscal year ended May 31, 2006, and $3,264,859 for the fiscal year ended May 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: July 23, 2007

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2007